Earnings Per Unit - Additional Information (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Unit [Line Items]
Dilutive instruments outstanding	0	0	0	0
Class A Preferred Units
Earnings Per Unit [Line Items]
Accrued cumulative dividends rate percentage	8.00%		8.00%